Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ (64,300)	$ (48,705)	$ (37,984)
Disposals, Cost (Depreciation and impairment)	(18,100)
Ending balance	(5,641)	(64,300)	(48,705)
Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(103,169)	(82,337)	(66,103)
Additions/Amortization	20,186	22,960	18,909
Disposals, Cost (Depreciation and impairment)	(30,344)	(2,121)	(2,441)
Exchange difference	(22)	(7)	(234)
Ending balance	(92,989)	(103,169)	(82,337)
Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	38,869	33,632	28,119
Additions/Amortization	4,309	7,348	8,033
Provision for impairment	56,381		3
Disposals, Cost (Depreciation and impairment)	12,198	2,121	2,441
Exchange difference	(13)	10	(82)
Ending balance	87,348	38,869	33,632
Capitalized development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(60,305)	(40,618)	(29,385)
Ending balance	(281)	(60,305)	(40,618)
Capitalized development costs | Development Of The 5G
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(18,400)	(25,500)
Ending balance	(11,300)	(18,400)	(25,500)
Capitalized development costs | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(71,230)	(48,903)	(35,095)
Additions/Amortization	15,484	22,327	13,808
Disposals, Cost (Depreciation and impairment)	(25,851)	0	0
Exchange difference	0	0	0
Ending balance	(60,863)	(71,230)	(48,903)
Capitalized development costs | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	10,925	8,285	5,710
Additions/Amortization	2,206	2,640	2,575
Provision for impairment	55,156		0
Disposals, Cost (Depreciation and impairment)	7,705	0	0
Exchange difference	0	0	0
Ending balance	60,582	10,925	8,285
Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(3,995)	(8,087)	(8,599)
Ending balance	(5,360)	(3,995)	(8,087)
Licenses | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(31,939)	(33,434)	(31,008)
Additions/Amortization	4,702	633	5,101
Disposals, Cost (Depreciation and impairment)	(4,493)	(2,121)	(2,441)
Exchange difference	(22)	(7)	(234)
Ending balance	(32,126)	(31,939)	(33,434)
Licenses | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	27,944	25,347	22,409
Additions/Amortization	2,103	4,708	5,458
Provision for impairment	1,225		3
Disposals, Cost (Depreciation and impairment)	4,493	2,121	2,441
Exchange difference	(13)	10	(82)
Ending balance	$ 26,766	$ 27,944	$ 25,347